Schedule of RSUs outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Surrenders	(1,143,239)
Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of year	3,672,415	3,779,623	3,779,623
Issued	20,000		502,658
Settled	(100,000)
Surrenders	(1,143,239)		(609,866)
RSUs outstanding, end of period	2,449,176		3,672,415